Accounts Receivable - Movement in the allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ (3,494)	$ (4,784)	$ (1,572)
Charged to costs and expenses	(1,832)	(1,206)	(3,219)
Write-offs	1,387	2,481	74
Foreign currency and other	(260)	15	(67)
Balance at end of period	$ (4,199)	$ (3,494)	$ (4,784)